ACQUISITIONS (Pro Forma Information) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Torrance Refinery [Member]
Business Acquisition [Line Items]
Pro forma revenues	$ 7,734,969	$ 16,987,548	$ 16,252,729
Pro forma net income attributable to PBF Holding Company LLC	$ (121,369)	31,565	$ (176,410)
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Pro forma revenues		16,811,922
Pro forma net income attributable to PBF Holding Company LLC		$ 397,108